UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments

Vanguard Growth and Income Fund

Schedule of Investments
As of December 31, 2009

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)[1]
Consumer Discretionary (9.0%)
	Comcast Corp. Class A	3,628,300	61,173
	Target Corp.	871,600	42,159
	Home Depot Inc.	1,093,400	31,632
	Genuine Parts Co.	826,200	31,363
*	Viacom Inc. Class B	982,100	29,198
	TJX Cos. Inc.	795,900	29,090
	Wyndham Worldwide Corp.	1,214,300	24,493
	Mattel Inc.	1,164,700	23,271
*	AutoNation Inc.	1,139,600	21,823
	Time Warner Inc.	664,800	19,372
	Sherwin-Williams Co.	298,400	18,396
*	Starbucks Corp.	755,300	17,417
*	Big Lots Inc.	549,200	15,916
	McGraw-Hill Cos. Inc.	339,800	11,387
	Coach Inc.	310,600	11,346
	Time Warner Cable Inc.	251,766	10,421
*,^	Sears Holdings Corp.	92,000	7,677
	Omnicom Group Inc.	156,300	6,119
*	Bed Bath & Beyond Inc.	149,200	5,764
			418,017
Consumer Staples (10.7%)
	Procter & Gamble Co.	1,657,400	100,488
	Wal-Mart Stores Inc.	1,260,400	67,368
	Philip Morris International Inc.	1,224,400	59,004
	PepsiCo Inc.	698,100	42,445
	Kraft Foods Inc.	1,400,200	38,058
	Walgreen Co.	939,500	34,499
	Tyson Foods Inc. Class A	2,412,400	29,600
	Coca-Cola Enterprises Inc.	1,371,600	29,078
	Kimberly-Clark Corp.	431,900	27,516
	Hormel Foods Corp.	483,100	18,575
	Sysco Corp.	640,600	17,898
	Safeway Inc.	537,900	11,452
	Hershey Co.	223,200	7,988
	Mead Johnson Nutrition Co. Class A	143,752	6,282
	Molson Coors Brewing Co. Class B	118,200	5,338
			495,589
Energy (11.5%)
	Exxon Mobil Corp.	2,465,536	168,125
	XTO Energy Inc.	1,560,000	72,587
	Chevron Corp.	881,000	67,828
	National Oilwell Varco Inc.	1,062,400	46,841
	Marathon Oil Corp.	1,111,800	34,710
	Peabody Energy Corp.	697,300	31,525
	Pioneer Natural Resources Co.	543,600	26,185
	Occidental Petroleum Corp.	296,000	24,080
	Tesoro Corp.	1,514,300	20,519
	Williams Cos. Inc.	626,600	13,209

Chesapeake Energy Corp.	425,200	11,004
* Cameron International Corp.	242,700	10,145
Murphy Oil Corp.	162,500	8,807
		535,565
Financials (13.6%)
JPMorgan Chase & Co.	2,609,200	108,725
Wells Fargo & Co.	3,297,600	89,002
Goldman Sachs Group Inc.	505,700	85,382
Bank of America Corp.	3,221,499	48,516
Travelers Cos. Inc.	762,700	38,028
Hudson City Bancorp Inc.	2,649,000	36,371
Ameriprise Financial Inc.	902,800	35,047
Unum Group	1,752,500	34,209
Prudential Financial Inc.	627,600	31,229
Northern Trust Corp.	557,200	29,197
Morgan Stanley	965,800	28,588
Loews Corp.	514,800	18,713
Chubb Corp.	349,400	17,184
Equity Residential	310,600	10,492
Principal Financial Group Inc.	387,000	9,303
* Genworth Financial Inc. Class A	511,500	5,806
HCP Inc.	186,800	5,705
		631,497
Health Care (13.5%)
Johnson & Johnson	1,979,700	127,512
Pfizer Inc.	5,792,721	105,370
* Amgen Inc.	1,016,700	57,515
Medtronic Inc.	1,285,900	56,554
Eli Lilly & Co.	1,399,500	49,976
Stryker Corp.	861,000	43,369
Aetna Inc.	1,162,200	36,842
* Biogen Idec Inc.	685,300	36,664
UnitedHealth Group Inc.	918,900	28,008
Cardinal Health Inc.	854,200	27,539
* Humana Inc.	438,500	19,246
* Forest Laboratories Inc.	485,500	15,589
* Millipore Corp.	116,400	8,422
* Gilead Sciences Inc.	142,500	6,167
Becton Dickinson and Co.	77,100	6,080
Bristol-Myers Squibb Co.	194,792	4,918
		629,771
Industrials (9.0%)
General Electric Co.	7,387,900	111,779
Raytheon Co.	862,200	44,421
United Parcel Service Inc. Class B	723,100	41,484
CSX Corp.	821,700	39,844
L-3 Communications Holdings Inc.	421,600	36,658
CH Robinson Worldwide Inc.	476,800	28,002
Lockheed Martin Corp.	344,500	25,958
WW Grainger Inc.	228,100	22,087
* Jacobs Engineering Group Inc.	427,200	16,067
Snap-On Inc.	305,100	12,893
Honeywell International Inc.	327,400	12,834
Expeditors International of Washington Inc.	318,300	11,055
Flowserve Corp.	72,900	6,891

Illinois Tool Works Inc.	142,500	6,839
		416,812
Information Technology (21.4%)
International Business Machines Corp.	1,000,100	130,913
* Apple Inc.	525,500	110,807
Oracle Corp.	3,382,400	83,004
Microsoft Corp.	2,574,100	78,484
QUALCOMM Inc.	1,693,900	78,360
* Google Inc. Class A	125,040	77,522
* Computer Sciences Corp.	1,167,300	67,155
* Cisco Systems Inc.	1,636,800	39,185
* Western Digital Corp.	781,400	34,499
Intel Corp.	1,687,300	34,421
Xilinx Inc.	1,304,200	32,683
CA Inc.	1,410,700	31,684
Texas Instruments Inc.	951,100	24,786
* Intuit Inc.	802,200	24,636
* BMC Software Inc.	605,600	24,285
Fidelity National Information Services Inc.	839,900	19,687
* Micron Technology Inc.	1,795,400	18,960
* Dell Inc.	1,062,700	15,260
* SanDisk Corp.	491,100	14,237
* Broadcom Corp. Class A	436,800	13,737
* Akamai Technologies Inc.	371,100	9,400
Harris Corp.	179,100	8,516
Xerox Corp.	888,300	7,515
* Teradata Corp.	202,200	6,355
Western Union Co.	304,700	5,744
* AOL Inc.	25,509	594
		992,429
Materials (4.1%)
Bemis Co. Inc.	1,453,700	43,102
Nucor Corp.	490,200	22,868
Airgas Inc.	412,500	19,635
* Freeport-McMoRan Copper & Gold Inc.	240,800	19,334
Newmont Mining Corp.	402,400	19,037
Ecolab Inc.	400,400	17,850
Eastman Chemical Co.	232,900	14,030
* Pactiv Corp.	579,400	13,987
* Titanium Metals Corp.	1,103,800	13,819
International Paper Co.	281,400	7,536
		191,198
Telecommunication Services (3.5%)
AT&T Inc.	4,554,600	127,666
Verizon Communications Inc.	1,127,500	37,354
		165,020
Utilities (2.8%)
FPL Group Inc.	1,036,400	54,742
Exelon Corp.	978,100	47,800
Questar Corp.	204,000	8,480
Sempra Energy	128,900	7,216
Public Service Enterprise Group Inc.	158,200	5,260
Ameren Corp.	164,500	4,598
		128,096
Total Common Stocks (Cost $4,214,409)		4,603,994

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund (Cost
$37,833)	0.187%	37,833,161	37,833

Total Investments (99.9%) (Cost $4,252,242)			4,641,827
Other Assets and Liabilities-Net (0.1%)[3,4]			6,289
Net Assets (100%)			4,648,116

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $5,366,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $5,594,000 of collateral received for securities on loan.
4 Cash of $2,138,000, has been segregated as initial margin for open futures contracts.

Growth and Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	148	41,096	(30)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At December 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

D. At December 31, 2009, the cost of investment securities for tax purposes was $4,252,242,000. Net unrealized appreciation of investment securities for tax purposes was $389,585,000, consisting of unrealized gains of $649,435,000 on securities that had risen in value since their purchase and $259,850,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Broad Market Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.5%)
* Ford Motor Co.	251,062	2,511
McDonald's Corp.	30,431	1,900
Comcast Corp. Class A	110,891	1,870
Gap Inc.	76,300	1,598
McGraw-Hill Cos. Inc.	46,900	1,572
* Talbots Inc.	170,900	1,523
Wyndham Worldwide Corp.	74,300	1,499
* Starbucks Corp.	62,900	1,450
* DIRECTV Class A	41,100	1,371
Time Warner Inc.	37,400	1,090
Time Warner Cable Inc.	24,762	1,025
Jarden Corp.	30,200	933
* Beazer Homes USA Inc.	183,100	886
* Big Lots Inc.	29,000	840
* Aeropostale Inc.	24,350	829
* AutoZone Inc.	4,900	775
Ross Stores Inc.	17,900	765
Ltd Brands Inc.	36,000	693
DISH Network Corp. Class A	32,750	680
* Amazon.com Inc.	4,953	666
* Sally Beauty Holdings Inc.	81,100	620
DR Horton Inc.	55,300	601
Omnicom Group Inc.	14,060	550
* Tempur-Pedic International Inc.	21,400	506
Cablevision Systems Corp. Class A	17,500	452
* Dana Holding Corp.	37,500	406
Darden Restaurants Inc.	11,300	396
Comcast Corp.	22,000	352
Autoliv Inc.	8,100	351
* CEC Entertainment Inc.	10,504	335
* Warnaco Group Inc.	7,700	325
* Bally Technologies Inc.	7,800	322
* WMS Industries Inc.	8,000	320
* Dollar Tree Inc.	5,900	285
KB Home	20,500	280
TJX Cos. Inc.	7,300	267
* Viacom Inc. Class B	8,395	250
Gannett Co. Inc.	15,600	232
* Stein Mart Inc.	20,900	223
Service Corp. International	26,400	216
* Valassis Communications Inc.	11,300	206
* Standard Motor Products Inc.	23,800	203
Tupperware Brands Corp.	3,900	182
Home Depot Inc.	6,020	174
Yum! Brands Inc.	4,400	154
H&R Block Inc.	6,300	143
Sherwin-Williams Co.	2,100	129
Whirlpool Corp.	1,400	113
Newell Rubbermaid Inc.	7,200	108

* Isle of Capri Casinos Inc.	13,800	103
* Lithia Motors Inc. Class A	10,700	88
Polaris Industries Inc.	1,700	74
* NVR Inc.	100	71
* TRW Automotive Holdings Corp.	2,500	60
Brinker International Inc.	3,900	58
Advance Auto Parts Inc.	1,300	53
		33,684
Consumer Staples (9.7%)
Wal-Mart Stores Inc.	79,065	4,226
Philip Morris International Inc.	74,350	3,583
Procter & Gamble Co.	46,751	2,835
Kimberly-Clark Corp.	32,800	2,090
Mead Johnson Nutrition Co. Class A	45,732	1,998
Coca-Cola Co.	29,490	1,681
General Mills Inc.	20,200	1,430
Coca-Cola Enterprises Inc.	62,500	1,325
Archer-Daniels-Midland Co.	35,100	1,099
Colgate-Palmolive Co.	13,230	1,087
Dr Pepper Snapple Group Inc.	36,800	1,041
Kraft Foods Inc.	37,700	1,025
PepsiCo Inc.	14,330	871
Kellogg Co.	16,000	851
ConAgra Foods Inc.	34,100	786
Casey's General Stores Inc.	24,500	782
Sysco Corp.	18,700	522
Pepsi Bottling Group Inc.	9,400	352
Clorox Co.	5,700	348
Del Monte Foods Co.	18,600	211
CVS Caremark Corp.	6,536	211
		28,354
Energy (11.0%)
Exxon Mobil Corp.	137,820	9,398
Chevron Corp.	66,965	5,156
Apache Corp.	23,440	2,418
Occidental Petroleum Corp.	24,840	2,021
* Newfield Exploration Co.	32,900	1,587
National Oilwell Varco Inc.	32,800	1,446
* FMC Technologies Inc.	23,100	1,336
Diamond Offshore Drilling Inc.	13,100	1,289
Murphy Oil Corp.	20,600	1,116
Peabody Energy Corp.	21,700	981
* Pride International Inc.	25,400	810
* Rowan Cos. Inc.	32,200	729
Anadarko Petroleum Corp.	11,240	702
ConocoPhillips	11,400	582
Consol Energy Inc.	11,300	563
Schlumberger Ltd.	5,800	377
* James River Coal Co.	15,500	287
* Bristow Group Inc.	5,900	227
* Dresser-Rand Group Inc.	6,300	199
El Paso Corp.	19,700	194
Ship Finance International Ltd.	13,100	179
* Oil States International Inc.	4,200	165
Tidewater Inc.	3,000	144
Southern Union Co.	3,700	84
* Cal Dive International Inc.	8,800	66

* Global Industries Ltd.	8,400	60
* Geokinetics Inc.	6,200	60
* PHI Inc.	2,500	52
		32,228
Financials (14.2%)
Goldman Sachs Group Inc.	21,111	3,564
JPMorgan Chase & Co.	55,936	2,331
Wells Fargo & Co.	75,270	2,032
Franklin Resources Inc.	17,700	1,865
Aflac Inc.	39,640	1,833
Bank of America Corp.	120,145	1,809
US Bancorp	79,650	1,793
BlackRock Inc.	7,000	1,625
State Street Corp.	36,000	1,567
* TD Ameritrade Holding Corp.	72,816	1,411
Unum Group	68,100	1,329
Moody's Corp.	47,400	1,270
Chubb Corp.	25,070	1,233
BOK Financial Corp.	25,300	1,202
Travelers Cos. Inc.	22,900	1,142
* Progressive Corp.	60,300	1,085
Discover Financial Services	73,400	1,080
Hudson City Bancorp Inc.	70,800	972
Northern Trust Corp.	18,500	969
BB&T Corp.	35,080	890
New York Community Bancorp Inc.	59,630	865
* CB Richard Ellis Group Inc. Class A	53,700	729
Simon Property Group Inc.	7,109	567
American Express Co.	13,420	544
American Financial Group Inc.	21,300	531
Everest Re Group Ltd.	6,100	523
Macerich Co.	13,600	489
Bank of Hawaii Corp.	9,600	452
Hospitality Properties Trust	18,500	439
Oriental Financial Group Inc.	40,000	432
Highwoods Properties Inc.	11,929	398
Mid-America Apartment Communities Inc.	7,800	377
* St Joe Co.	12,300	355
Associated Estates Realty Corp.	29,300	330
Sun Communities Inc.	15,600	308
Sovran Self Storage Inc.	8,300	297
Nelnet Inc. Class A	13,900	240
* First Horizon National Corp.	17,489	234
FirstMerit Corp.	11,059	223
PS Business Parks Inc.	4,400	220
Cullen/Frost Bankers Inc.	4,400	220
Federated Investors Inc. Class B	7,800	215
Brandywine Realty Trust	18,200	208
* World Acceptance Corp.	5,700	204
Plum Creek Timber Co. Inc.	5,300	200
HRPT Properties Trust	28,900	187
Raymond James Financial Inc.	7,800	185
* MBIA Inc.	29,000	115
U-Store-It Trust	15,500	113
Aspen Insurance Holdings Ltd.	4,400	112
Endurance Specialty Holdings Ltd.	2,900	108
Citigroup Inc.	27,449	91

Banco Latinoamericano de Comercio Exterior SA	5,600	78
Host Hotels & Resorts Inc.	4,799	56
Pennsylvania Real Estate Investment Trust	6,100	52
Parkway Properties Inc.	2,200	46
* AmeriCredit Corp.	2,400	46
International Bancshares Corp.	1,700	32
		41,823
Health Care (12.5%)
Pfizer Inc.	278,864	5,073
Johnson & Johnson	66,907	4,309
* Medco Health Solutions Inc.	36,585	2,338
* Amgen Inc.	40,015	2,264
Abbott Laboratories	34,100	1,841
McKesson Corp.	29,000	1,812
Merck & Co. Inc.	47,583	1,739
* Warner Chilcott PLC Class A	50,800	1,446
Bristol-Myers Squibb Co.	50,452	1,274
* Mylan Inc.	62,411	1,150
Baxter International Inc.	19,260	1,130
* Watson Pharmaceuticals Inc.	27,800	1,101
Eli Lilly & Co.	29,220	1,043
Quest Diagnostics Inc.	17,100	1,032
* WellPoint Inc.	16,850	982
AmerisourceBergen Corp. Class A	36,400	949
UnitedHealth Group Inc.	29,875	911
* Forest Laboratories Inc.	24,000	771
Universal Health Services Inc. Class B	23,200	708
* Laboratory Corp. of America Holdings	8,900	666
* DaVita Inc.	10,300	605
CIGNA Corp.	17,000	600
Cooper Cos. Inc.	12,700	484
* Human Genome Sciences Inc.	11,628	356
* Myriad Genetics Inc.	13,200	344
* Dendreon Corp.	12,200	321
* RehabCare Group Inc.	9,814	299
* Emergency Medical Services Corp. Class A	5,376	291
* Lincare Holdings Inc.	6,000	223
* Mettler-Toledo International Inc.	2,100	220
* Healthsouth Corp.	9,700	182
* Health Management Associates Inc. Class A	20,000	145
* Cephalon Inc.	1,100	69
* Biogen Idec Inc.	900	48
* Community Health Systems Inc.	1,200	43
* Accelrys Inc.	5,900	34
		36,803
Industrials (11.5%)
United Technologies Corp.	42,140	2,925
General Electric Co.	171,180	2,590
United Parcel Service Inc. Class B	41,900	2,404
3M Co.	25,530	2,111
General Dynamics Corp.	28,000	1,909
CSX Corp.	39,237	1,903
Joy Global Inc.	31,100	1,604
Lockheed Martin Corp.	21,150	1,594
Honeywell International Inc.	29,424	1,153
Goodrich Corp.	17,300	1,112
* Avis Budget Group Inc.	81,100	1,064

Waste Management Inc.	31,300	1,058
Fluor Corp.	23,100	1,040
Raytheon Co.	18,000	927
Bucyrus International Inc. Class A	16,100	908
Northrop Grumman Corp.	15,830	884
* Hertz Global Holdings Inc.	63,600	758
Flowserve Corp.	7,500	709
Dover Corp.	16,900	703
* General Cable Corp.	22,700	668
ITT Corp.	13,000	647
Burlington Northern Santa Fe Corp.	6,270	618
L-3 Communications Holdings Inc.	7,100	617
RR Donnelley & Sons Co.	27,100	604
* Dollar Thrifty Automotive Group Inc.	23,200	594
* EMCOR Group Inc.	19,600	527
* Chart Industries Inc.	22,200	367
Pitney Bowes Inc.	14,300	325
Hubbell Inc. Class B	6,200	293
Towers Watson & Co. Class A	5,800	276
* Owens Corning	7,000	180
* AirTran Holdings Inc.	30,300	158
Ameron International Corp.	1,700	108
* Genco Shipping & Trading Ltd.	4,300	96
* Alliant Techsystems Inc.	1,000	88
* EnerSys	3,500	77
Federal Signal Corp.	9,100	55
Apogee Enterprises Inc.	3,700	52
Ampco-Pittsburgh Corp.	1,373	43
		33,749
Information Technology (19.1%)
* Apple Inc.	29,020	6,119
International Business Machines Corp.	43,942	5,752
* Google Inc. Class A	8,590	5,326
Microsoft Corp.	134,597	4,104
Hewlett-Packard Co.	79,599	4,100
Intel Corp.	197,190	4,023
Oracle Corp.	152,048	3,731
* Cisco Systems Inc.	101,050	2,419
Mastercard Inc. Class A	8,800	2,253
* Western Digital Corp.	32,900	1,452
* Micron Technology Inc.	136,100	1,437
* Alliance Data Systems Corp.	19,900	1,285
* Symantec Corp.	67,200	1,202
* Computer Sciences Corp.	19,500	1,122
* Marvell Technology Group Ltd.	46,700	969
Seagate Technology	50,700	922
* Multi-Fineline Electronix Inc.	30,200	857
Texas Instruments Inc.	32,270	841
* Teradata Corp.	25,700	808
* Sybase Inc.	18,462	801
* Skyworks Solutions Inc.	47,300	671
* Genpact Ltd.	39,300	586
Xilinx Inc.	21,600	541
Earthlink Inc.	58,000	482
* Sohu.com Inc.	7,500	430
QUALCOMM Inc.	7,820	362
* Hewitt Associates Inc. Class A	8,400	355

* Radisys Corp.	36,000	344
* SanDisk Corp.	11,600	336
* Lexmark International Inc. Class A	12,800	332
* Plexus Corp.	9,900	282
* Broadcom Corp. Class A	7,800	245
* NCR Corp.	21,900	244
* ON Semiconductor Corp.	26,300	232
CA Inc.	10,100	227
Linear Technology Corp.	6,500	198
* PC Mall Inc.	34,600	181
* NVE Corp.	4,300	178
* TIBCO Software Inc.	16,400	158
Broadridge Financial Solutions Inc.	6,100	138
* SolarWinds Inc.	4,612	106
* Quest Software Inc.	2,100	39
Solera Holdings Inc.	900	32
* LSI Corp.	4,800	29
		56,251
Materials (3.9%)
* Freeport-McMoRan Copper & Gold Inc.	30,300	2,433
EI du Pont de Nemours & Co.	58,980	1,986
International Paper Co.	63,000	1,687
Ball Corp.	21,700	1,122
* Pactiv Corp.	39,700	958
Celanese Corp. Class A	29,600	950
Eastman Chemical Co.	12,100	729
* Owens-Illinois Inc.	16,700	549
* Clearwater Paper Corp.	5,200	286
Rock-Tenn Co. Class A	4,200	212
Innophos Holdings Inc.	8,500	195
Terra Industries Inc.	4,070	131
Glatfelter	9,100	111
* Solutia Inc.	4,600	58
		11,407
Telecommunication Services (3.1%)
AT&T Inc.	197,829	5,545
Verizon Communications Inc.	60,157	1,993
Qwest Communications International Inc.	141,700	597
* American Tower Corp. Class A	11,300	488
Windstream Corp.	26,538	292
* NII Holdings Inc.	5,000	168
CenturyTel Inc.	3,508	127
		9,210
Utilities (3.4%)
Public Service Enterprise Group Inc.	56,800	1,889
Constellation Energy Group Inc.	48,900	1,720
* AES Corp.	127,900	1,702
FirstEnergy Corp.	21,600	1,003
Exelon Corp.	18,440	901
American Electric Power Co. Inc.	21,200	738
Edison International	18,840	655
CMS Energy Corp.	33,400	523
NiSource Inc.	25,700	395
IDACORP Inc.	10,000	320
* NRG Energy Inc.	6,500	153

* Mirant Corp.			8,300	127
				10,126
Total Common Stocks (Cost $257,741)				293,635
Temporary Cash Investment (0.1%)[1]
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[2,3] Federal Home Loan Bank Discount
Notes(Cost $300)	0.220%	3/26/10	300	300
Total Investments (100.0%) (Cost $258,041)				293,935
Other Assets and Liabilities-Net (0.0%)				14
Net Assets (100%)				293,949

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.

Structured Broad Market Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	6	333	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Broad Market Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	293,635	—	—
Temporary Cash Investments	—	300	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	293,632	300	—

1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the cost of investment securities for tax purposes was $258,041,000. Net unrealized appreciation of investment securities for tax purposes was $35,894,000, consisting of unrealized gains of $46,697,000 on securities that had risen in value since their purchase and $10,803,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Equity Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (10.1%)
* Ford Motor Co.	556,906	5,569
McDonald's Corp.	74,897	4,677
Comcast Corp. Class A	252,785	4,262
TJX Cos. Inc.	103,416	3,780
Gap Inc.	180,222	3,776
Gannett Co. Inc.	243,100	3,610
Wyndham Worldwide Corp.	171,140	3,452
Time Warner Cable Inc.	73,200	3,030
Omnicom Group Inc.	75,413	2,953
* DIRECTV Class A	85,000	2,835
* AutoNation Inc.	135,400	2,593
Ltd Brands Inc.	126,993	2,443
Comcast Corp.	111,200	1,780
* Apollo Group Inc. Class A	26,054	1,578
DR Horton Inc.	141,600	1,539
* Amazon.com Inc.	11,000	1,480
* Starbucks Corp.	58,900	1,358
McGraw-Hill Cos. Inc.	40,500	1,357
* Big Lots Inc.	46,700	1,353
Newell Rubbermaid Inc.	86,900	1,304
Target Corp.	24,400	1,180
Yum! Brands Inc.	33,075	1,157
Home Depot Inc.	37,300	1,079
Lennar Corp. Class A	62,700	801
Darden Restaurants Inc.	20,200	708
Whirlpool Corp.	5,358	432
Walt Disney Co.	9,829	317
Scripps Networks Interactive Inc. Class A	6,100	253
Mattel Inc.	8,600	172
Time Warner Inc.	4,600	134
		60,962
Consumer Staples (10.5%)
Wal-Mart Stores Inc.	193,096	10,321
Procter & Gamble Co.	162,894	9,876
Philip Morris International Inc.	177,436	8,551
Coca-Cola Co.	85,940	4,898
General Mills Inc.	65,683	4,651
Kimberly-Clark Corp.	72,044	4,590
Sysco Corp.	147,789	4,129
Coca-Cola Enterprises Inc.	168,000	3,562
PepsiCo Inc.	46,692	2,839
Kellogg Co.	48,900	2,601
Dr Pepper Snapple Group Inc.	64,800	1,834
Campbell Soup Co.	49,258	1,665
Hershey Co.	31,141	1,114
ConAgra Foods Inc.	46,838	1,080
Estee Lauder Cos. Inc. Class A	10,300	498
Molson Coors Brewing Co. Class B	7,370	333

	Colgate-Palmolive Co.	3,600	296
	Reynolds American Inc.	4,700	249
*	Whole Foods Market Inc.	8,300	228
	Hormel Foods Corp.	2,100	81
	Tyson Foods Inc. Class A	6,200	76
			63,472
Energy (12.0%)
	Exxon Mobil Corp.	336,939	22,976
	Chevron Corp.	164,456	12,661
	Apache Corp.	52,046	5,370
	National Oilwell Varco Inc.	94,354	4,160
	Peabody Energy Corp.	90,002	4,069
	Consol Energy Inc.	77,300	3,850
	ConocoPhillips	72,159	3,685
	Anadarko Petroleum Corp.	53,292	3,326
	Occidental Petroleum Corp.	39,951	3,250
*	FMC Technologies Inc.	41,000	2,371
*	Cameron International Corp.	54,900	2,295
	Schlumberger Ltd.	29,955	1,950
	Murphy Oil Corp.	27,185	1,473
	El Paso Corp.	64,050	630
	Diamond Offshore Drilling Inc.	3,700	364
*	Rowan Cos. Inc.	11,700	265
			72,695
Financials (14.8%)
	JPMorgan Chase & Co.	314,279	13,096
	Wells Fargo & Co.	364,235	9,831
	Goldman Sachs Group Inc.	49,698	8,391
	Bank of America Corp.	408,753	6,156
	US Bancorp	247,924	5,581
	Aflac Inc.	94,094	4,352
	Franklin Resources Inc.	37,926	3,995
	Chubb Corp.	80,843	3,976
	American Express Co.	92,285	3,739
*,^ American International Group Inc.		116,000	3,478
*	CB Richard Ellis Group Inc. Class A	240,900	3,269
	Discover Financial Services	220,700	3,246
	Travelers Cos. Inc.	61,068	3,045
	Unum Group	144,713	2,825
	Northern Trust Corp.	53,717	2,815
	Hudson City Bancorp Inc.	178,001	2,444
	State Street Corp.	49,034	2,135
	Simon Property Group Inc.	25,517	2,036
	BB&T Corp.	52,837	1,340
	Host Hotels & Resorts Inc.	87,234	1,018
	Moody's Corp.	35,600	954
	Citigroup Inc.	163,456	541
	ProLogis	23,500	322
	Public Storage	3,629	296
*	Progressive Corp.	16,400	295
	Federated Investors Inc. Class B	7,890	217
*	SLM Corp.	17,000	192
	Plum Creek Timber Co. Inc.	2,100	79
	Vornado Realty Trust	778	54
			89,718
Health Care (12.8%)
	Pfizer Inc.	599,019	10,896

Johnson & Johnson	165,346	10,650
Merck & Co. Inc.	271,894	9,935
* Amgen Inc.	111,913	6,331
* Medco Health Solutions Inc.	79,966	5,111
UnitedHealth Group Inc.	152,274	4,641
McKesson Corp.	65,500	4,094
AmerisourceBergen Corp. Class A	140,698	3,668
Eli Lilly & Co.	99,787	3,563
Abbott Laboratories	65,068	3,513
* Mylan Inc.	182,800	3,369
Quest Diagnostics Inc.	55,698	3,363
Baxter International Inc.	43,818	2,571
* WellPoint Inc.	29,384	1,713
* Watson Pharmaceuticals Inc.	41,241	1,634
* Cephalon Inc.	14,505	905
* Forest Laboratories Inc.	22,100	710
* Millipore Corp.	8,700	629
* Hospira Inc.	5,500	281
* Tenet Healthcare Corp.	20,500	110
		77,687
Industrials (10.5%)
General Electric Co.	499,722	7,561
3M Co.	82,013	6,780
United Parcel Service Inc. Class B	114,221	6,553
General Dynamics Corp.	68,437	4,665
Lockheed Martin Corp.	60,038	4,524
Goodrich Corp.	59,445	3,819
United Technologies Corp.	53,536	3,716
Flowserve Corp.	36,074	3,410
Northrop Grumman Corp.	57,316	3,201
Raytheon Co.	49,027	2,526
Fluor Corp.	52,560	2,367
Waste Management Inc.	63,430	2,145
Honeywell International Inc.	53,783	2,108
CSX Corp.	41,618	2,018
L-3 Communications Holdings Inc.	19,487	1,694
Dover Corp.	39,358	1,638
Burlington Northern Santa Fe Corp.	14,177	1,398
RR Donnelley & Sons Co.	56,800	1,265
Pitney Bowes Inc.	31,000	706
ITT Corp.	9,800	487
* Jacobs Engineering Group Inc.	12,300	463
Avery Dennison Corp.	7,100	259
Caterpillar Inc.	2,000	114
		63,417
Information Technology (20.0%)
* Apple Inc.	71,042	14,980
International Business Machines Corp.	105,640	13,828
* Google Inc. Class A	20,255	12,558
Microsoft Corp.	368,141	11,225
Hewlett-Packard Co.	210,400	10,838
Intel Corp.	494,453	10,087
Oracle Corp.	377,988	9,276
* Cisco Systems Inc.	235,115	5,629
Mastercard Inc. Class A	19,300	4,940
* Western Digital Corp.	92,300	4,075
Motorola Inc.	508,800	3,948

* Computer Sciences Corp.	67,698	3,895
Texas Instruments Inc.	129,068	3,363
* Symantec Corp.	140,607	2,515
Xilinx Inc.	99,853	2,502
* LSI Corp.	317,800	1,910
QUALCOMM Inc.	34,957	1,617
* Micron Technology Inc.	99,700	1,053
* Teradata Corp.	23,739	746
CA Inc.	23,663	531
* EMC Corp.	28,307	495
* Red Hat Inc.	7,600	235
* BMC Software Inc.	5,700	229
Xerox Corp.	18,700	158
		120,633
Materials (3.1%)
* Freeport-McMoRan Copper & Gold Inc.	65,000	5,219
EI du Pont de Nemours & Co.	148,253	4,992
International Paper Co.	145,000	3,883
* Pactiv Corp.	79,900	1,929
Ball Corp.	19,400	1,003
Praxair Inc.	9,387	754
Eastman Chemical Co.	8,300	500
Newmont Mining Corp.	8,400	397
United States Steel Corp.	2,962	163
		18,840
Telecommunication Services (3.1%)
AT&T Inc.	478,935	13,425
Verizon Communications Inc.	76,996	2,551
Qwest Communications International Inc.	398,600	1,678
Windstream Corp.	65,006	714
* Sprint Nextel Corp.	22,300	82
		18,450
Utilities (3.1%)
Public Service Enterprise Group Inc.	128,000	4,256
* AES Corp.	270,741	3,604
Exelon Corp.	54,400	2,659
American Electric Power Co. Inc.	72,324	2,516
Constellation Energy Group Inc.	62,000	2,181
CMS Energy Corp.	91,338	1,430
Dominion Resources Inc.	28,300	1,101
NiSource Inc.	25,500	392
DTE Energy Co.	7,800	340
Nicor Inc.	5,300	223
Integrys Energy Group Inc.	1,700	71
		18,773
Total Common Stocks (Cost $557,276)		604,647

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.187%		800,002	800

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	400	400
Total Temporary Cash Investments (Cost $1,200)				1,200
Total Investments (100.2%) (Cost $558,476)				605,847
Other Assets and Liabilities-Net (-0.2%)[3]				(1,225)
Net Assets (100%)				604,622

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $750,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $800,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $400,000 have been segregated as initial margin for open futures contracts.

.

Structured Large-Cap Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	1	56	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Equity Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	604,647	—	—
Temporary Cash Investments	800	400	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	605,446	400	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the cost of investment securities for tax purposes was $558,476,000. Net unrealized appreciation of investment securities for tax purposes was $47,371,000, consisting of unrealized gains of $76,812,000 on securities that had risen in value since their purchase and $29,441,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Value Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.5%)
* Ford Motor Co.	59,800	598
Comcast Corp. Class A	30,476	514
Time Warner Cable Inc.	9,600	397
Gannett Co. Inc.	21,900	325
Gap Inc.	13,000	272
Walt Disney Co.	8,290	267
McGraw-Hill Cos. Inc.	7,900	265
* AutoNation Inc.	13,300	255
Wyndham Worldwide Corp.	12,600	254
Ltd Brands Inc.	10,300	198
Autoliv Inc.	4,500	195
DR Horton Inc.	16,500	179
Comcast Corp.	11,200	179
Home Depot Inc.	5,700	165
News Corp. Class A	11,210	154
* NVR Inc.	200	142
Cablevision Systems Corp. Class A	5,000	129
* Carnival Corp.	3,600	114
Whirlpool Corp.	1,200	97
Time Warner Inc.	2,640	77
* Liberty Media Corp. - Interactive	5,200	56
Virgin Media Inc.	1,500	25
Scripps Networks Interactive Inc. Class A	500	21
DISH Network Corp. Class A	900	19
MDC Holdings Inc.	500	16
* MGM Mirage	1,400	13
		4,926
Consumer Staples (5.1%)
Kraft Foods Inc.	16,376	445
General Mills Inc.	5,800	411
Dr Pepper Snapple Group Inc.	11,600	328
Procter & Gamble Co.	5,215	316
Kimberly-Clark Corp.	4,500	287
Archer-Daniels-Midland Co.	7,200	225
Coca-Cola Enterprises Inc.	9,800	208
Mead Johnson Nutrition Co. Class A	2,696	118
* Rite Aid Corp.	62,500	94
SUPERVALU Inc.	7,400	94
* Whole Foods Market Inc.	2,000	55
CVS Caremark Corp.	1,300	42
Hershey Co.	300	11
		2,634
Energy (18.8%)
Exxon Mobil Corp.	37,510	2,558
Chevron Corp.	22,290	1,716
ConocoPhillips	19,274	984
Apache Corp.	6,000	619
National Oilwell Varco Inc.	10,100	445

Occidental Petroleum Corp.	5,000	407
Spectra Energy Corp.	18,800	386
Anadarko Petroleum Corp.	5,450	340
Devon Energy Corp.	4,600	338
Murphy Oil Corp.	5,700	309
Tidewater Inc.	5,400	259
* Rowan Cos. Inc.	11,100	251
* Newfield Exploration Co.	5,200	251
EXCO Resources Inc.	10,800	229
Williams Cos. Inc.	8,100	171
* Pride International Inc.	5,000	160
Schlumberger Ltd.	1,900	124
Tesoro Corp.	5,700	77
Chesapeake Energy Corp.	2,900	75
* Plains Exploration & Production Co.	1,400	39
El Paso Corp.	2,800	27
* Helix Energy Solutions Group Inc.	1,600	19
		9,784
Financials (24.2%)
JPMorgan Chase & Co.	41,880	1,745
Wells Fargo & Co.	50,065	1,351
Goldman Sachs Group Inc.	6,025	1,017
Bank of America Corp.	65,935	993
US Bancorp	29,269	659
Travelers Cos. Inc.	10,700	533
American Express Co.	11,600	470
Chubb Corp.	8,300	408
BB&T Corp.	14,850	377
Franklin Resources Inc.	3,100	327
Discover Financial Services	21,900	322
BlackRock Inc.	1,300	302
Unum Group	14,900	291
Citigroup Inc.	85,188	282
Hudson City Bancorp Inc.	20,000	275
Torchmark Corp.	5,800	255
* American International Group Inc.	7,900	237
American Financial Group Inc.	7,400	185
* Progressive Corp.	9,800	176
Bank of Hawaii Corp.	3,530	166
* Jefferies Group Inc.	6,900	164
SL Green Realty Corp.	3,000	151
Ventas Inc.	3,400	149
ProLogis	9,900	135
New York Community Bancorp Inc.	9,000	131
Annaly Capital Management Inc.	7,100	123
State Street Corp.	2,800	122
PartnerRe Ltd.	1,600	119
Host Hotels & Resorts Inc.	9,598	112
Macerich Co.	3,000	108
Hospitality Properties Trust	3,600	85
Liberty Property Trust	2,600	83
BOK Financial Corp.	1,700	81
Brandywine Realty Trust	6,400	73
Plum Creek Timber Co. Inc.	1,900	72
* AmeriCredit Corp.	3,600	69
HRPT Properties Trust	9,000	58
Morgan Stanley	1,690	50

Mack-Cali Realty Corp.	1,300	45
Vornado Realty Trust	621	43
Rayonier Inc.	1,000	42
Simon Property Group Inc.	505	40
Protective Life Corp.	2,100	35
* St Joe Co.	1,200	35
Equity Residential	880	30
Corporate Office Properties Trust SBI	800	29
Allstate Corp.	750	22
Prudential Financial Inc.	300	15
		12,592
Health Care (9.6%)
Pfizer Inc.	90,131	1,639
Johnson & Johnson	9,590	618
Merck & Co. Inc.	12,333	451
UnitedHealth Group Inc.	11,700	357
McKesson Corp.	5,600	350
Eli Lilly & Co.	8,230	294
AmerisourceBergen Corp. Class A	11,200	292
* WellPoint Inc.	3,590	209
* LifePoint Hospitals Inc.	5,500	179
* Forest Laboratories Inc.	5,500	177
* Mylan Inc.	9,300	171
Universal Health Services Inc. Class B	4,200	128
CIGNA Corp.	1,500	53
Bristol-Myers Squibb Co.	2,029	51
Cooper Cos. Inc.	400	15
		4,984
Industrials (11.0%)
General Electric Co.	97,350	1,473
General Dynamics Corp.	6,980	476
CSX Corp.	9,100	441
Caterpillar Inc.	6,000	342
United Technologies Corp.	4,900	340
* Hertz Global Holdings Inc.	27,300	325
Raytheon Co.	6,000	309
Joy Global Inc.	5,400	279
Burlington Northern Santa Fe Corp.	2,400	237
RR Donnelley & Sons Co.	10,200	227
Northrop Grumman Corp.	3,650	204
L-3 Communications Holdings Inc.	2,100	183
Pitney Bowes Inc.	6,400	146
* URS Corp.	3,200	142
* General Cable Corp.	4,400	129
Hubbell Inc. Class B	2,600	123
Flowserve Corp.	1,100	104
ITT Corp.	2,000	99
Boeing Co.	1,300	70
Waste Management Inc.	2,000	68
* Owens Corning	1,400	36
		5,753
Information Technology (5.7%)
Hewlett-Packard Co.	10,700	551
Intel Corp.	21,900	447
* Computer Sciences Corp.	6,200	357
* Marvell Technology Group Ltd.	15,400	320
* Micron Technology Inc.	30,000	317

*	Western Digital Corp.			5,400	238
*	Ingram Micro Inc.			10,800	188
	CA Inc.			6,700	151
*	Teradata Corp.			4,000	126
*	Tech Data Corp.			1,800	84
*	PMC - Sierra Inc.			8,800	76
*	LSI Corp.			10,000	60
*	EMC Corp.			2,200	38
					2,953
Materials (3.8%)
	EI du Pont de Nemours & Co.			13,800	465
*	Freeport-McMoRan Copper & Gold Inc.			5,000	401
	International Paper Co.			14,300	383
*	Owens-Illinois Inc.			6,800	223
	Eastman Chemical Co.			3,300	199
	Sonoco Products Co.			5,300	155
*	Pactiv Corp.			5,700	138
	Temple-Inland Inc.			1,300	27
	Dow Chemical Co.			610	17
					2,008
Telecommunication Services (5.5%)
	AT&T Inc.			66,113	1,853
	Verizon Communications Inc.			19,340	641
	Windstream Corp.			19,700	217
*	Sprint Nextel Corp.			22,900	84
	Qwest Communications International Inc.			15,200	64
*	NII Holdings Inc.			400	13
					2,872
Utilities (6.7%)
	Exelon Corp.			9,800	479
	Dominion Resources Inc.			11,800	459
	Public Service Enterprise Group Inc.			12,700	422
	American Electric Power Co. Inc.			8,100	282
	Constellation Energy Group Inc.			8,000	281
*	AES Corp.			20,800	277
	Oneok Inc.			6,100	272
	Atmos Energy Corp.			9,200	271
*	NRG Energy Inc.			8,900	210
	PG&E Corp.			4,500	201
	CMS Energy Corp.			7,400	116
	NSTAR			2,900	107
	NiSource Inc.			3,400	52
	Edison International			1,500	52
*	Mirant Corp.			1,100	17
					3,498
Total Common Stocks (Cost $48,791)					52,004
Temporary Cash Investment (0.1%)[1]
				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[2,3] Freddie Mac Discount Notes (Cost $50)		0.230%	6/21/10	50	50
Total Investments (100.0%) (Cost $48,841)					52,054
Other Assets and Liabilities-Net (0.0%)					2
Net Assets (100%)					52,056

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
3 Securities with a value of $50,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	1	56	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Value Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	52,004	—	—
Temporary Cash Investments	—	50	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	52,003	50	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the cost of investment securities for tax purposes was $48,841,000. Net unrealized appreciation of investment securities for tax purposes was $3,213,000, consisting of unrealized gains of $6,771,000 on securities that had risen in value since their purchase and $3,558,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Structured Large-Cap Growth Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (10.5%)
McDonald's Corp.	9,464	591
Yum! Brands Inc.	12,000	420
TJX Cos. Inc.	11,400	417
Gap Inc.	16,900	354
Omnicom Group Inc.	8,002	313
Ross Stores Inc.	7,000	299
Mattel Inc.	14,900	298
* AutoZone Inc.	1,820	288
* TRW Automotive Holdings Corp.	11,800	282
* Big Lots Inc.	9,600	278
Darden Restaurants Inc.	6,500	228
* Starbucks Corp.	9,700	224
* Amazon.com Inc.	1,500	202
Comcast Corp.	12,300	197
* Aeropostale Inc.	5,000	170
McGraw-Hill Cos. Inc.	4,800	161
H&R Block Inc.	6,900	156
* ITT Educational Services Inc.	1,600	154
Target Corp.	3,120	151
* DIRECTV Class A	4,300	143
* NVR Inc.	200	142
Home Depot Inc.	4,500	130
* AutoNation Inc.	5,300	101
Advance Auto Parts Inc.	2,400	97
Sherwin-Williams Co.	1,300	80
MDC Holdings Inc.	2,400	74
Comcast Corp. Class A	3,129	53
* Dollar Tree Inc.	300	14
* Career Education Corp.	500	12
Wyndham Worldwide Corp.	500	10
* Hanesbrands Inc.	300	7
		6,046
Consumer Staples (15.0%)
Wal-Mart Stores Inc.	27,957	1,494
Philip Morris International Inc.	25,569	1,232
Procter & Gamble Co.	14,503	879
Coca-Cola Co.	13,548	772
Colgate-Palmolive Co.	8,605	707
PepsiCo Inc.	11,111	676
Kimberly-Clark Corp.	6,600	421
General Mills Inc.	5,800	411
Coca-Cola Enterprises Inc.	16,800	356
Mead Johnson Nutrition Co. Class A	7,803	341
Hershey Co.	8,200	294
Sysco Corp.	9,494	265
Walgreen Co.	4,810	177
CVS Caremark Corp.	3,884	125
Altria Group Inc.	5,269	103

Campbell Soup Co.	2,600	88
Hormel Foods Corp.	2,000	77
Sara Lee Corp.	5,700	69
Molson Coors Brewing Co. Class B	1,000	45
Pepsi Bottling Group Inc.	1,200	45
Archer-Daniels-Midland Co.	1,100	34
Kellogg Co.	500	27
		8,638
Energy (4.5%)
Exxon Mobil Corp.	14,673	1,001
Peabody Energy Corp.	8,000	362
Diamond Offshore Drilling Inc.	3,400	335
Murphy Oil Corp.	4,400	238
Consol Energy Inc.	3,900	194
* FMC Technologies Inc.	2,900	168
* Cameron International Corp.	3,000	125
Schlumberger Ltd.	1,000	65
* Dresser-Rand Group Inc.	2,000	63
* Pride International Inc.	800	25
EXCO Resources Inc.	800	17
* Oceaneering International Inc.	200	12
		2,605
Financials (5.6%)
Aflac Inc.	10,869	503
Goldman Sachs Group Inc.	2,016	340
* TD Ameritrade Holding Corp.	15,900	308
Franklin Resources Inc.	2,900	306
BlackRock Inc.	1,300	302
American Express Co.	6,427	260
State Street Corp.	5,666	247
Hudson City Bancorp Inc.	17,500	240
BOK Financial Corp.	3,600	171
* CB Richard Ellis Group Inc. Class A	11,800	160
Wells Fargo & Co.	3,580	97
* St Joe Co.	2,500	72
Digital Realty Trust Inc.	1,300	65
Public Storage	600	49
Federated Investors Inc. Class B	1,600	44
Simon Property Group Inc.	251	20
Endurance Specialty Holdings Ltd.	400	15
* Jefferies Group Inc.	600	14
Rayonier Inc.	300	13
		3,226
Health Care (15.3%)
Johnson & Johnson	24,812	1,598
Abbott Laboratories	16,169	873
* Medco Health Solutions Inc.	9,890	632
Baxter International Inc.	10,542	619
Merck & Co. Inc.	15,749	575
* Amgen Inc.	6,700	379
AmerisourceBergen Corp. Class A	14,260	372
McKesson Corp.	5,840	365
* Mylan Inc.	18,800	347
Quest Diagnostics Inc.	5,700	344
* Warner Chilcott PLC Class A	11,800	336
CIGNA Corp.	9,200	324
Bristol-Myers Squibb Co.	10,981	277

* Valeant Pharmaceuticals International	8,200	261
* Watson Pharmaceuticals Inc.	6,000	238
* Hospira Inc.	4,600	235
Eli Lilly & Co.	5,700	204
* Forest Laboratories Inc.	6,300	202
Medtronic Inc.	4,240	186
* Gilead Sciences Inc.	3,070	133
* Dendreon Corp.	3,400	89
* Community Health Systems Inc.	2,300	82
* Myriad Genetics Inc.	1,600	42
* Waters Corp.	500	31
* Health Management Associates Inc. Class A	2,800	20
* Cephalon Inc.	238	15
Universal Health Services Inc. Class B	400	12
		8,791
Industrials (9.8%)
3M Co.	9,426	779
United Technologies Corp.	9,882	686
United Parcel Service Inc. Class B	11,647	668
Lockheed Martin Corp.	6,304	475
Honeywell International Inc.	8,280	325
Goodrich Corp.	4,900	315
Fluor Corp.	6,700	302
* Owens Corning	11,200	287
Flowserve Corp.	2,800	265
L-3 Communications Holdings Inc.	2,700	235
Joy Global Inc.	4,500	232
Raytheon Co.	4,204	217
ITT Corp.	3,600	179
Waste Management Inc.	3,458	117
Northrop Grumman Corp.	1,800	100
CH Robinson Worldwide Inc.	1,500	88
* Iron Mountain Inc.	3,700	84
Pitney Bowes Inc.	3,200	73
RR Donnelley & Sons Co.	3,000	67
Avery Dennison Corp.	1,800	66
* URS Corp.	500	22
Emerson Electric Co.	346	15
* WESCO International Inc.	500	13
Crane Co.	400	12
Copa Holdings SA Class A	200	11
Hubbell Inc. Class B	200	9
* Alliant Techsystems Inc.	100	9
* Armstrong World Industries Inc.	200	8
		5,659
Information Technology (33.1%)
Microsoft Corp.	74,485	2,271
* Apple Inc.	10,612	2,238
International Business Machines Corp.	15,807	2,069
* Google Inc. Class A	3,005	1,863
Hewlett-Packard Co.	25,377	1,307
Oracle Corp.	52,196	1,281
* Cisco Systems Inc.	47,450	1,136
Texas Instruments Inc.	24,161	630
Mastercard Inc. Class A	2,100	537
QUALCOMM Inc.	10,903	504
Intel Corp.	21,920	447

* Marvell Technology Group Ltd.	21,400	444
* Western Digital Corp.	9,400	415
Seagate Technology	21,900	398
Xilinx Inc.	14,500	363
* Micron Technology Inc.	34,400	363
* BMC Software Inc.	9,010	361
* Red Hat Inc.	11,500	355
* Hewitt Associates Inc. Class A	8,300	351
* Genpact Ltd.	18,800	280
* Teradata Corp.	7,400	233
* ON Semiconductor Corp.	25,500	225
* Sohu.com Inc.	3,900	223
CA Inc.	9,300	209
* Alliance Data Systems Corp.	2,100	136
Global Payments Inc.	1,700	92
* NCR Corp.	6,800	76
Visa Inc. Class A	800	70
Broadridge Financial Solutions Inc.	3,000	68
* NetApp Inc.	900	31
National Semiconductor Corp.	2,000	31
* Vishay Intertechnology Inc.	2,300	19
* Cypress Semiconductor Corp.	1,100	12
		19,038
Materials (4.3%)
* Freeport-McMoRan Copper & Gold Inc.	6,300	506
Praxair Inc.	5,770	463
EI du Pont de Nemours & Co.	12,100	407
Walter Energy Inc.	4,500	339
* Pactiv Corp.	8,900	215
Celanese Corp. Class A	6,670	214
Monsanto Co.	2,027	166
* Owens-Illinois Inc.	2,800	92
Newmont Mining Corp.	900	43
Ball Corp.	600	31
		2,476
Telecommunication Services (0.2%)
* American Tower Corp. Class A	1,800	78
Windstream Corp.	3,000	33
* NII Holdings Inc.	400	13
		124
Utilities (1.3%)
Exelon Corp.	5,972	292
* AES Corp.	20,200	269
Public Service Enterprise Group Inc.	5,749	191
Constellation Energy Group Inc.	500	18
		770
Total Common Stocks (Cost $47,999)		57,373

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	0.187%		17,000	17

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[3,4] Freddie Mac Discount Notes	0.230%	6/21/10	200	200
Total Temporary Cash Investments (Cost $217)				217
Total Investments (100.0%) (Cost $48,216)				57,590
Other Assets and Liabilities-Net (0.0%)				3
Net Assets (100%)				57,593

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Structured Large-Cap Growth Fund

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	4	222	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	57,373	—	—
Temporary Cash Investments	17	200	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	57,388	200	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the cost of investment securities for tax purposes was $48,216,000. Net unrealized appreciation of investment securities for tax purposes was $9,374,000, consisting of unrealized gains of $10,275,000 on securities that had risen in value since their purchase and $901,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010
VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.